Significant accounting policies	6 Months Ended
Jun. 30, 2021
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Significant accounting policies	Significant accounting policiesThe accounting policies applied by the Company in these unaudited condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2020 and have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements, except for the following:
Revenue Recognition

Upon the April 23, 2021 FDA approval of ZYNLONTA for the treatment of relapsed or refractory DLBCL, the Company began generating revenue from the sale of its product candidates. In previous years, the Company had generated only service revenues from a license and collaboration arrangement.
Revenue from the sale of products is recognized in a manner that depicts the transfer of those promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for these goods or services. To achieve this core principle, the Company follows a five-step model: (i) identify the customer contract; (ii) identify the contract’s performance obligation; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when, or as, a performance obligation is satisfied.
Revenue is also reduced for GTN sales adjustments, which may include government rebates, chargebacks, distributor service fees, other rebates and administrative fees, sales returns and allowances and sales discounts. GTN sales adjustments involve significant estimates and judgment after considering factors including legal interpretations of applicable laws and regulations, historical experience and drug product analogs in the absence of Company experience, payer channel mix, current contract prices under applicable programs, unbilled claims and processing time lags and inventory levels in the distribution channel. The Company also uses information from external sources to identify prescription trends, patient demand, average selling prices and sales return and allowance data for analog drug products. The Company’s estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information was itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which the Company receives third-party information. Estimates will be assessed each period and adjusted as required to revise information or actual experience.
Cost of product sales
Cost of product sales primarily includes direct and indirect costs relating to the manufacture of ZYNLONTA from third-party providers of manufacturing, distribution and logistics, intangible asset amortization expense, and royalties to a collaboration partner based on net product sales of ZYNLONTA. Inventory amounts written down as a result of excess or obsolescence are charged to Cost of product sales.
Accounts Receivable
Accounts receivable arise from product sales and consists of amounts due from customers, net of customer allowances for chargebacks, product returns and estimated credit losses. Upon the launch of ZYNLONTA, the Company’s contracts with customers have initial payment terms that range from 30 to 150 days. When determining customer allowances for estimated credit losses, the Company analyzes accounts that are past due, the creditworthiness of its customers, current economic conditions and, when sufficient historical data becomes available, actual credit losses incurred by the Company. As of June 30, 2021, the Company determined an allowance for expected credit losses was not required based upon the assessment performed.
Inventory
Prior to receiving FDA approval of ZYNLONTA, the Company had written down inventory costs relating to the manufacture of ZYNLONTA to a net realizable value of zero. The Company believed that capitalization of inventory costs associated with certain products prior to regulatory approval of such products, or for inventory produced in new production facilities, was only appropriate when management considered it highly probable that pre-approval inventory costs would be recoverable through future sales of the drug product. The determination to capitalize was based on the particular facts and circumstances related to the expected regulatory approval of the product or production facility being considered and, accordingly, the time frame within which the determination was made varied from product to product. The impairment charges were recorded as Research and development (“R&D”) expenses in the Company’s condensed consolidated interim statement of operations. Upon the receipt of FDA approval for ZYNLONTA, the Company reversed KUSD 6,752 of previously recorded impairment charges based on a number of factors existing at that time, including the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of impairment charges was recorded as a gain to R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations. The amount of the impairment reversal may increase in future periods based on future enhancements that may extend the shelf life of the components used to manufacture ZYNLONTA and/or of the ultimate drug product.
Inventory of ZYNLONTA is stated at the lower of cost or net realizable value with costs determined on a first-in, first-out basis. The Company assesses the recoverability of capitalized inventory during each reporting period and will write down excess or obsolete inventory to its net realizable value in the period in which the impairment is identified within Cost of product sales in the unaudited condensed consolidated interim statement of operations. The Company has not recorded any material inventory impairments since the FDA approved ZYNLONTA. Included in inventory are materials used in the production of preclinical and clinical products, which are charged to R&D expenses when consumed.
The Company will continue to assess the likelihood that inventory costs associated with its other drug product candidates are recoverable through future sales of such product candidates to determine if and when such costs should be capitalized as inventory or be expensed to R&D expenses. The assessment of whether or not the product is considered highly probable to be saleable will be made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concerns, potential labeling restrictions and other impediments. If it is determined that inventory costs associated with a product candidate are not highly probable to be recovered through future sales, the Company would record such costs to R&D expenses.
Intangible assets

Licenses
Licenses acquired are capitalized as intangible assets at historical cost. Licenses with definite useful lives are amortized over their useful lives, which are determined on a basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approvals have been received. Prior to regulatory and marketing approval, licenses are treated as indefinite-lived assets and not amortized. These licenses are tested annually for impairment in the last quarter of each fiscal year and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Amortization and impairment of licenses
Prior to regulatory and marketing approval, impairment of indefinite-lived licenses is charged to R&D expenses. Subsequent to regulatory and marketing approval, amortization of licenses will be charged to Cost of product sales over the licenses’ estimated useful lives. The useful life of definite-lived intangible assets will depend upon the legal term of the individual patent in the country in which the patent is obtained. In determining the useful life, the Company utilizes the last-to-expire period of exclusivity (primary patent or regulatory approval) related to the primary marketed drug product. The Company may be able to obtain a patent term extension. However, the Company will only consider the inclusion of an extension period to the extent the Company believes it is highly probable of being granted. See note 10, “Intangible assets” for further information.
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2021, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.
Income tax expense
Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.